Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory	$ 566,947	$ 452,191
Lubricant [Member]
Inventory	533,300	418,650
Victualing [Member]
Inventory	$ 33,647	$ 33,541